Supplement to the Current Prospectus

MFS(R) International Value Fund

Effective immediately, the section entitled "Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. With respect to Class A, Class B, Class C and Class I shares, the annual fund operating expenses below are based on expenses incurred during the fund's most recently completed fiscal year, expressed as a percentage of the fund's average net assets during the period. They have been adjusted to reflect annualized expenses and certain current fee arrangements, but have not been adjusted to reflect the fund's current asset size. With respect to Class R1, Class R2, Class R3 and Class R4 shares, the annual fund operating expenses below are based on estimated expenses. The fund's annual operating expenses will likely vary from year to year. In general, a fund's annual operating expenses as a percentage of the fund's assets increase as the fund's assets decrease.

Shareholder Fees (fees paid directly from your investment):
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Share Class                       A        B       C       I      All R
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Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)......................    5.75%     N/A    N/A      N/A      N/A
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Maximum Deferred Sales        See
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........See Below(#)  4.00%   1.00%    N/A      N/A
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                                  A       B       C        I
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Management Fee...........................  0.88%   0.88%   0.88%    0.88%
Distribution and/or Service (12b-1)
Fees(1)..................................  0.25%   1.00%   1.00%     N/A
Other Expenses(2)........................  0.29%   0.29%   0.29%    0.29%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  1.42%   2.17%   2.17%    1.17%

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Share Class                                  R1      R2      R3      R4
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Management Fee...........................  0.88%   0.88%   0.88%    0.88%
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)......................... 0.29%   0.29%   0.29%    0.29%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.17%   1.67%   1.42%    1.17%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares and you redeem your investment within 12 months of your purchase if you purchased the shares prior to September 1, 2008, and within 24 months of your purchase if you purchased the shares on or after September 1, 2008.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Annual Fund Operating Expenses" would be lower. "Other Expenses" also include the payment of a portion of the transfer-agent-related expenses of the MFS funds that invest in the fund ("MFS Funds-of-Funds"). See "Management of the Fund - Special Servicing Agreement."

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                            1 Year   3 Years  5 Years  10 Years
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A Shares                                   $711     $999   $1,307    $2,179
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B Shares(1)
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      Assuming Redemption at End of        $620     $979   $1,364    $2,313
Period
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      Assuming No Redemption               $220     $679   $1,164    $2,313
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C Shares
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      Assuming Redemption at End of        $320     $679   $1,164    $2,503
Period
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      Assuming No Redemption               $220     $679   $1,164    $2,503
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I Shares                                   $119     $372     $644    $1,420
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R1 Shares                                  $220     $679   $1,164    $2,503
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R2 Shares                                  $170     $526     $907    $1,976
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R3 Shares                                  $145     $449     $776    $1,702
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R4 Shares                                  $119     $372     $644    $1,420
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 (1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

               The date of this supplement is April 1, 2009.